================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-05620

                       The Zweig Total Return Fund, Inc.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                           900 Third Ave, 31st Floor
                           New York, NY 10022 -4728
              --------------------------------------------------
              (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Chief Legal Officer and Secretary for        John H. Beers, Esq.
                  Registrant                  Vice President and Counsel
        Phoenix Life Insurance Company       Phoenix Life Insurance Company
               One American Row                    One American Row
            Hartford, CT 06103-2899             Hartford, CT 06103-2899
    -----------------------------------------------------------------------
                   (Name and address of agent for service)

       Registrant's telephone number, including area code: 800-272-2700

                     Date of fiscal year end: December 31

                   Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Glossary

American Depositary Receipt (ADR): Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Basis Point (bp): One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

The Zweig Total Return Fund Composite Index: A composite index consisting of 62.5% Lehman Brothers Government Bond Index and 37.5% S&P 500(R) Index.

Consumer Price Index (CPI): Measures the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

Dow Jones Industrial Average/SM/: A price-weighted average of 30 blue chip stocks. The index is calculated on a total return basis with dividends reinvested.

Duration: A measure of a fixed income fund's sensitivity to interest rate changes. For example, if a fund's duration is 5 years, a 1% increase in interest rates would result in a 5% decline in the fund's price. Similarly, a 1% decline in interest rates would result in a 5% gain in the fund's price.

Federal funds rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

Federal Reserve (the "Fed"): The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

Gross domestic product (GDP): An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

Inflation: Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

Initial public offering (IPO): A company's first sale of stock to the public.

Lehman Brothers Government Bond Index: Measures U.S. Treasury and Agency securities with a remaining maturity of one year or more. The index is calculated on a total return basis.

NASDAQ Composite(R) Index: A market capitalization-weighted index of all issues listed in the NASDAQ (National Association Of Securities Dealers Automated Quotation System) Stock Market, except for closed-end funds, convertible debentures, exchange traded funds, preferred stocks, rights, warrants, units and other derivative securities. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) Index: A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Short Interest: The total number of shares of a security that have been sold short by customers and securities firms that have not been repurchased to settle short positions in the market.

Indexes cited are unmanaged and not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

                          THE ZWEIG TOTAL RETURN FUND

                            SCHEDULE OF INVESTMENTS

                                March 31, 2007
                                  (Unaudited)

                                                              Par
                                                            (000's)      Value
                                                           ---------  ------------
  INVESTMENTS
  U.S. GOVERNMENT SECURITIES                      54.29%
  U.S. TREASURY BONDS -- 32.51%
     U.S. Treasury Bond 9.25%, 2/15/16/(d)/............    $ 20,000   $ 26,617,180
     U.S. Treasury Bond 7.50%, 11/15/16/(d)/...........      20,000     24,305,460
     U.S. Treasury Bond 8.75%, 5/15/17/(d)/............      22,000     29,082,966
     U.S. Treasury Bond 8.875%, 2/15/19/(d)/...........      15,000     20,496,090
     U.S. Treasury Bond 6.375%, 8/15/27/(d)/...........      11,500     13,620,312
     U.S. Treasury Bond 6.125%, 11/15/27/(d)/..........      17,500     20,204,293
     U.S. Treasury Bond 4.50%, 2/15/36/(d)/............      20,000     18,856,240
                                                                      ------------
                                                                       153,182,541
                                                                      ------------
  U.S. TREASURY NOTES -- 21.78%
     U.S. Treasury Inflation Indexed Note 1.625%,
       1/15/15/(d)(g)/.................................      27,000     27,471,830
     U.S. Treasury Note 3.00%, 2/15/08/(d)/............      38,000     37,372,129
     U.S. Treasury Note 4.00%, 11/15/12/(d)/...........      18,500     18,014,375
     U.S. Treasury Note 4.50%, 2/15/16/(d)/............      20,000     19,796,880
                                                                      ------------
                                                                       102,655,214
                                                                      ------------
         Total U.S. Government Securities (Identified Cost
           $256,492,295)......................................         255,837,755
                                                                      ------------
  AGENCY NON-MORTGAGE BACKED SECURITIES --
    5.52%
     FNMA 3.15%, 5/28/08...............................      26,570     26,022,366
                                                                      ------------
         Total Agency Non-Mortgage Backed
           Securities (Identified Cost $26,601,210)...........          26,022,366
                                                                      ------------

                                                           Number of
                                                            Shares
                                                           ---------
  DOMESTIC COMMON STOCKS                          31.94%
  CONSUMER DISCRETIONARY -- 3.36%
     Abercrombie & Fitch Co./(d)/......................      31,000      2,346,080
     Ford Motor Corp./(d)/.............................     399,000      3,148,110
     McDonald's Corp...................................      74,000      3,333,700
     Newell Rubbermaid, Inc./(d)/......................     123,000      3,824,070
     Nike, Inc. Class B................................      30,000      3,187,800
                                                                      ------------
                                                                        15,839,760
                                                                      ------------

                     See notes to schedule of investments

                                                     Number of
                                                      Shares      Value
                                                     --------- -----------
      CONSUMER STAPLES -- 3.57%
         Altria Group, Inc..........................   45,000  $ 3,951,450
         Costco Wholesale Corp./(d)/................   49,000    2,638,160
         Kimberly-Clark Corp./(d)/..................   64,000    4,383,360
         PepsiCo, Inc...............................   44,000    2,796,640
         Procter & Gamble Co........................   48,000    3,031,680
                                                               -----------
                                                                16,801,290
                                                               -----------
      ENERGY -- 2.20%
         ConocoPhillips/(d)/........................   49,000    3,349,150
         Halliburton Co./(d) /......................   69,000    2,190,060
         Occidental Petroleum Corp..................   40,000    1,972,400
         Valero Energy Corp./(d)/...................   44,000    2,837,560
                                                               -----------
                                                                10,349,170
                                                               -----------
      FINANCIALS -- 8.07%
         Allstate Corp..............................   62,000    3,723,720
         American International Group, Inc./(d)/....   34,000    2,285,480
         Bank of America Corp.......................   61,000    3,112,220
         Goldman Sachs Group, Inc./(d)/.............   17,000    3,512,710
         JPMorgan Chase & Co........................   65,000    3,144,700
         Merrill Lynch & Co., Inc./(d)/.............   38,000    3,103,460
         Morgan Stanley/(d)/........................   49,000    3,859,240
         NASDAQ Stock Market, Inc./(b)(d)/..........   76,000    2,235,160
         PNC Financial Services Group, Inc..........   48,000    3,454,560
         Reinsurance Group of America, Inc./(d)/....   41,000    2,366,520
         Wachovia Corp..............................   69,000    3,798,450
         Wells Fargo & Co...........................  100,000    3,443,000
                                                               -----------
                                                                38,039,220
                                                               -----------
      HEALTH CARE -- 3.84%
         Amgen, Inc./(b)/...........................   36,000    2,011,680
         Bristol-Myers Squibb Co....................  122,000    3,386,720
         Gilead Sciences, Inc./(b)/.................   40,000    3,060,000
         Merck & Co., Inc...........................   82,000    3,621,940
         Pfizer, Inc................................  135,000    3,410,100
         UnitedHealth Group, Inc....................   49,000    2,595,530
                                                               -----------
                                                                18,085,970
                                                               -----------
      INDUSTRIALS -- 3.18%
         Alaska Air Group, Inc./(b)(d)/.............   54,000    2,057,400
         AMR Corp./(b)(d)/..........................   85,000    2,588,250
         Boeing Co. (The)...........................   32,000    2,845,120
         Continental Airlines, Inc. Class B/(b)(d)/.   68,000    2,474,520

                     See notes to schedule of investments

                                                           Number of
                                                            Shares       Value
                                                           ---------  ------------
   INDUSTRIALS (CONTINUED)
      General Electric Co..............................      90,000   $  3,182,400
      L-3 Communications Holdings, Inc.................      21,000      1,836,870
                                                                      ------------
                                                                        14,984,560
                                                                      ------------
   INFORMATION TECHNOLOGY -- 4.41%
      Cisco Systems, Inc./(b)/.........................      99,000      2,527,470
      EMC Corp./(b)(d)/................................     190,000      2,631,500
      Hewlett-Packard Co...............................      62,000      2,488,680
      International Business Machines Corp.............      30,000      2,827,800
      Microsoft Corp./(d)/.............................     106,000      2,954,220
      National Semiconductor Corp./(d)/................     107,000      2,582,980
      QUALCOMM, Inc....................................      78,000      3,327,480
      RealNetworks, Inc./(b)(d)/.......................     181,000      1,420,850
                                                                      ------------
                                                                        20,760,980
                                                                      ------------
   MATERIALS -- 0.93%
      Dow Chemical Co./(d)/............................      96,000      4,402,560
                                                                      ------------
   TELECOMMUNICATIONS SERVICES -- 2.38%
      AT&T Corp........................................     103,000      4,061,290
      Corning, Inc./(b)(d)/............................     132,000      3,001,680
      Verizon Communications, Inc./(d)/................     110,000      4,171,200
                                                                      ------------
                                                                        11,234,170
                                                                      ------------
          Total Domestic Common Stocks (Identified Cost
            $121,503,304).....................................         150,497,680
                                                                      ------------
   FOREIGN COMMON STOCKS/(c)/                      3.74%
   CONSUMER DISCRETIONARY -- 0.64%
      Honda Motor Co., Ltd. ADR (Japan)................      87,000      3,033,690
                                                                      ------------
   ENERGY -- 0.43%
      Nabors Industries Ltd. (United States)/(b)(d)/...      69,000      2,047,230
                                                                      ------------
   FINANCIALS -- 0.89%
      Deutsche Bank AG (Germany).......................      31,000      4,170,740
                                                                      ------------
   INFORMATION TECHNOLOGY -- 1.78%
      Amdocs Ltd. (United States)/(b)(d)/..............      71,000      2,590,080
      Nokia Oyj ADR (Finland)..........................     143,000      3,277,560
      Seagate Technology (Singapore)...................     109,000      2,539,700
                                                                      ------------
                                                                         8,407,340
                                                                      ------------
          Total Foreign Common Stocks (Identified Cost
            $14,317,174)......................................          17,659,000
                                                                      ------------

                     See notes to schedule of investments

                                                          Number of
                                                           Shares           Value
                                                         -----------  ------------
EXCHANGE TRADED FUNDS -- 0.96%
   iShares MSCI Japan Index Fund.....................         50,000  $    728,500
   NASDAQ-100 Shares/(b)(d)/.........................         87,000     3,787,110
                                                                      ------------
       Total Exchange Traded Funds (Identified Cost $3,982,051)          4,515,610
                                                                      ------------
       Total Long Term Investments -- 96.45% (Identified Cost
         $422,896,034)........................................         454,532,411
                                                                      ------------
SHORT-TERM INVESTMENTS                          15.30%
MONEY MARKET MUTUAL FUNDS -- 12.41%
   State Street Navigator Prime Plus (5.33% seven
     day effective yield)/(e)/ (Identified Cost
     $58,505,924)....................................     58,505,924    58,505,924
                                                                      ------------

                                                             Par
                                                           (000's)
                                                         -----------
COMMERCIAL PAPER/(f)/ -- 2.89%
   Govco, Inc. 5.40%, 4/2/07.........................    $    13,600    13,597,960
                                                                      ------------
       Total Commercial Paper (Identified Cost $13,597,960)...          13,597,960
                                                                      ------------
       Total Short-Term Investments (Identified Cost
         $72,103,884).........................................          72,103,884
                                                                      ------------
       Total Investments (Identified Cost $494,999,918) --
         111.75%..............................................         526,636,295/(a)/
       Other Assets Less Liabilities -- (11.75)%..............         (55,381,630)
                                                                      ------------
       Net Assets -- 100.00%..................................        $471,254,665
                                                                      ============

--------
 (a) Federal Tax information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $35,411,887 and gross depreciation of $7,250,731 for federal tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $498,475,136.
 (b) Non-income producing.
 (c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria in Note 1D "Foreign security country determination" in the Notes to Schedule of Investments.
 (d) All or a portion of security is on loan.
 (e) Represents security purchased with cash collateral for securities on loan.
 (f) The rate shown is the discount rate.
 (g) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

                     See notes to schedule of investments

                       THE ZWEIG TOTAL RETURN FUND, INC.

                       NOTES TO SCHEDULES OF INVESTMENTS

                                March 31, 2007
                                  (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Zweig Total Return Fund, Inc. (the "Fund") in the preparation of the Schedule of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

  A. Security Valuation:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and other assets may be valued at fair value as determined in good faith by or under the direction of the Directors.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

  B. Security Transactions and Related Income:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  C. Foreign Currency Translation:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

  D. Foreign Security Country Determination:

   A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

  E. Security Lending:

   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Fund receives collateral with a market value not less than 102% for domestic securities and 105% for foreign securities of the market value of loaned securities. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

NOTE 2 -- CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

NOTE 3 -- INDEMNIFICATIONS

   Under the Fund's organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 4 -- SUBSEQUENT EVENT

   On April 19, 2007, the Fund announced that its registration statement for its rights offering has been declared effective by the U.S. Securities and Exchange Commission. The Fund will issue to shareholders non-transferable rights entitling them to acquire one share of common stock for each five shares held, up to an aggregate of 18,720,000 shares of common stock of the Fund. The Fund may increase the number of shares of common stock subject to subscription by up to 25% of the shares, or up to an additional 4,680,000 shares of common stock, for an aggregate total of 23,400,000 shares. Shareholders of record will receive one right for each outstanding share owned on the record date, April 23, 2007. If a record date shareholder's total ownership is fewer than five shares, such shareholder may subscribe for one share.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Zweig Total Return Fund, Inc.

By (Signature and Title)*

Date May 29, 2007                   /s/ George R. Aylward
    ---------------------------     -------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

Date May 29, 2007                   /s/ George R. Aylward
    ---------------------------     -------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

By (Signature and Title)*

Date May 29, 2007                   /s/ Nancy G. Curtiss
    ---------------------------     -------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

--------
* Print the name and title of each signing officer under his or her signature.